Quarterly Report
March 31, 2019
MFS®  Prudent Investor Fund

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 49.7%
Apparel Manufacturers – 1.5%
Adidas AG	974	$236,654
Business Services – 2.6%
Accenture PLC, “A”	1,506	$265,086
SGS S.A.	61	151,803
		$416,889
Computer Software – 4.4%
Cadence Design Systems, Inc. (a)	3,263	$207,233
Check Point Software Technologies Ltd. (a)	1,609	203,523
OBIC Co. Ltd.	1,700	171,181
Sage Group PLC	11,523	105,237
		$687,174
Computer Software - Systems – 3.3%
Amadeus IT Group S.A.	2,761	$221,136
Constellation Software, Inc.	349	295,763
		$516,899
Consumer Products – 5.9%
Beiersdorf AG	2,690	$279,844
Colgate-Palmolive Co.	2,830	193,968
Henkel AG & Co. KGaA	1,937	184,147
Kao Corp.	3,400	267,448
		$925,407
Electrical Equipment – 0.9%
Legrand S.A.	2,051	$137,260
Electronics – 2.6%
Kyocera Corp.	3,800	$222,864
Texas Instruments, Inc.	1,727	183,183
		$406,047
Food & Beverages – 3.0%
Nestle S.A.	4,917	$468,615
Insurance – 1.2%
Swiss Re Ltd.	1,924	$187,965
Internet – 6.5%
Alphabet, Inc., “A” (a)	398	$468,402
Facebook, Inc., “A” (a)	1,760	293,374
Scout24 AG	5,120	265,114
		$1,026,890
Medical & Health Technology & Services – 1.1%
Premier, Inc., “A” (a)	4,932	$170,105
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	9,980	$91,692

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 8.1%
Deutsche Wohnen SE	6,262	$303,665
LEG Immobilien AG	5,282	648,500
Vonovia SE, REIT	6,143	318,498
		$ 1,270,663
Specialty Stores – 4.8%
Costco Wholesale Corp.	2,123	$514,063
Just Eat PLC (a)	24,848	243,048
		$ 757,111
Telecommunications - Wireless – 1.8%
KDDI Corp.	13,300	$286,209
Trucking – 1.4%
Yamato Holdings Co. Ltd.	8,300	$214,109
Total Common Stocks		$ 7,799,689
Bonds – 29.1%
Broadcasting – 1.8%
Netflix, Inc., 4.875%, 4/15/2028	$140,000	$138,600
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	140,000	141,750
		$ 280,350
Building – 1.7%
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	$135,000	$131,302
Standard Industries, Inc., 6%, 10/15/2025 (n)	130,000	136,122
		$ 267,424
Business Services – 0.9%
Equinix, Inc., 5.375%, 5/15/2027	$135,000	$141,790
Consumer Products – 0.5%
Coty, Inc., 6.5%, 4/15/2026 (n)	$75,000	$73,313
Entertainment – 0.9%
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)	$140,000	$138,432
Medical Equipment – 0.8%
Teleflex, Inc., 5.25%, 6/15/2024	$130,000	$133,007
Midstream – 0.9%
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026 (n)	$135,000	$142,695
Real Estate - Healthcare – 0.8%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$125,000	$128,594
Specialty Chemicals – 0.9%
Univar USA, Inc., 6.75%, 7/15/2023 (n)	$135,000	$137,970
Telecommunications - Wireless – 0.9%
SBA Communications Corp., 4.875%, 9/01/2024	$140,000	$141,442
U.S. Treasury Obligations – 19.0%
U.S. Treasury Notes, 1.75%, 9/30/2019	$370,000	$368,656
U.S. Treasury Notes, 1.875%, 12/31/2019	375,000	373,419
U.S. Treasury Notes, 1.625%, 3/15/2020	375,000	372,231
U.S. Treasury Notes, 1.875%, 6/30/2020	380,000	377,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2%, 9/30/2020	$375,000	$373,022
U.S. Treasury Notes, 2.375%, 12/31/2020	375,000	375,308
U.S. Treasury Notes, 2.25%, 3/31/2021	375,000	374,824
U.S. Treasury Notes, 2.625%, 6/15/2021	375,000	377,944
		$ 2,992,970
Total Bonds		$ 4,577,987
Preferred Stocks – 1.4%
Electronics – 1.4%
Samsung Electronics Co. Ltd.	6,922	$221,058
Investment Companies (h) – 18.8%
Money Market Funds – 18.8%
MFS Institutional Money Market Portfolio, 2.48% (v)	2,954,896	$2,954,896
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.5%
Market Index Securities – 0.5%
Russell 2000 Index – June 2019 @ $1,300	Put	Goldman Sachs International	$153,974	1	$560
Russell 2000 Index – June 2019 @ $1,350	Put	Goldman Sachs International	153,974	1	890
Russell 2000 Index – December 2019 @ $1,200	Put	Goldman Sachs International	153,974	1	1,550
Russell 2000 Index – December 2019 @ $1,350	Put	Goldman Sachs International	307,948	2	6,760
Russell 2000 Index – December 2019 @ $1,250	Put	Goldman Sachs International	153,974	1	2,030
Russell 2000 Index – June 2020 @ $1,300	Put	Goldman Sachs International	153,974	1	4,070
Russell 2000 Index – June 2020 @ $1,400	Put	Merrill Lynch International	153,974	1	6,190
Russell 2000 Index – June 2020 @ $1,250	Put	Goldman Sachs International	153,974	1	3,230
Russell 2000 Index – December 2020 @ $1,300	Put	Goldman Sachs International	153,974	1	5,720
Russell 2000 Index – December 2020 @ $1,200	Put	Merrill Lynch International	153,974	1	3,850
Russell 2000 Index – December 2020 @ $1,250	Put	Merrill Lynch International	153,974	1	4,720
Russell 2000 Index – December 2020 @ $1,200	Put	Goldman Sachs International	153,974	1	3,850
Russell 2000 Index – December 2020 @ $1,150	Put	Goldman Sachs International	307,948	2	6,200
S&P 500 Index – June 2019 @ $2,100	Put	Goldman Sachs International	283,440	1	200
S&P 500 Index – December 2019 @ $2,000	Put	Goldman Sachs International	566,880	2	2,320
S&P 500 Index – December 2019 @ $2,100	Put	Goldman Sachs International	283,440	1	1,620
S&P 500 Index – June 2020 @ $2,000	Put	Goldman Sachs International	283,440	1	2,230
S&P 500 Index – June 2020 @ $2,100	Put	Goldman Sachs International	283,440	1	3,050
S&P 500 Index – June 2020 @ $2,250	Put	Goldman Sachs International	283,440	1	4,620
S&P 500 Index – December 2020 @ $2,000	Put	JPMorgan Chase Bank N.A.	283,440	100	4,270
S&P 500 Index – December 2020 @ $1,800	Put	Goldman Sachs International	283,440	1	2,250
S&P/ASX 200 Index – June 2019 @ AUD 4,800	Put	Goldman Sachs International	438,861	10	243
S&P/ASX 200 Index – September 2019 @ AUD 4,800	Put	JPMorgan Chase Bank N.A.	175,544	40	457
S&P/ASX 200 Index – September 2019 @ AUD 5,000	Put	JPMorgan Chase Bank N.A.	219,430	50	604
S&P/ASX 200 Index – December 2019 @ AUD 5,200	Put	Goldman Sachs International	219,430	5	1,941
S&P/ASX 200 Index – December 2019 @ AUD 5,000	Put	JPMorgan Chase Bank N.A.	219,430	50	1,500
Total Purchased Options					$74,925
Other Assets, Less Liabilities – 0.5%	83,819
Net Assets – 100.0%	$15,712,374
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,954,896 and $12,673,659, respectively.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $901,584, representing 5.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
Derivative Contracts at 3/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	468,982	EUR	411,000	Goldman Sachs International	6/13/2019	$5,079
USD	240,365	JPY	26,286,000	Barclays Bank PLC	6/13/2019	1,835
						$6,914
Liability Derivatives
EUR	411,000	USD	465,117	JPMorgan Chase Bank N.A.	6/13/2019	$(1,214)
JPY	26,286,000	USD	238,606	Morgan Stanley Capital Services, Inc.	6/13/2019	(76)
						$(1,290)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,295,415	$70,180	$—	$2,365,595
Germany	2,236,421	—	—	2,236,421
Japan	1,161,810	—	—	1,161,810
Switzerland	808,384	—	—	808,384
United Kingdom	348,285	—	—	348,285
Canada	295,763	—	—	295,763
Spain	221,137	—	—	221,137
South Korea	221,058	—	—	221,058
Israel	203,522	—	—	203,522
Other Countries	228,952	4,745	—	233,697
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	2,992,970	—	2,992,970
U.S. Corporate Bonds	—	1,585,017	—	1,585,017
Mutual Funds	2,954,896	—	—	2,954,896
Total	$10,975,643	$4,652,912	$—	$15,628,555
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$6,914	$—	$6,914
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,290)	—	(1,290)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,020,572	3,790,057	(3,855,733)	2,954,896
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$105	$(7)	$—	$44,262	$2,954,896

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
United States	64.0%
Germany	14.2%
Japan	7.4%
Switzerland	5.1%
United Kingdom	2.2%
Canada	1.9%
Spain	1.4%
South Korea	1.4%
Israel	1.3%
Other Countries	1.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.